SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014
Number of options (in thousands)
Outstanding at December 31, 2014		1,889
Granted		269
Exercised		(268)
Forfeited		(29)
Outstanding at June 30, 2015		1,861	1,889
Exercisable at June 30, 2015		862
Vested and expected to vest at June 30, 2015		1,772
Weighted average exercise price (per share)
Outstanding at December 31, 2014		$ 6.53
Granted		12.9
Exercised		(2.55)
Forfeited		(9.1)
Outstanding at June 30, 2015		7.99	$ 6.53
Exercisable at June 30, 2015		5.17
Vested and expected to vest at June 30, 2015		$ 7.86
Weighted-average remaining contractual term (in years)
Outstanding		4 years 1 month 2 days	3 years 11 months 19 days
Exercisable at June 30, 2015		2 years 9 months 14 days
Vested and expected to vest at June 30, 2015		4 years 11 days
Aggregate intrinsic value
Outstanding at December 31, 2014	[1]	$ 8,148
Outstanding at June 30, 2015	[1]	9,592	$ 8,148
Exercisable at June 30, 2015	[1]	6,823
Vested and expected to vest at June 30, 2015	[1]	$ 9,359
Share price		$ 13.07

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2015 is based on the share price of the Company's ordinary shares as of June 30, 2015 which was $13.07 per share.